Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 - Schedule of Pro Forma Information is Based on Provisional Amounts (Details) $ in Thousands	Dec. 31, 2023 USD ($)
HTOO [Member]
Current Assets
Cash and Cash Equivalents	$ 1,267,023
Inventory	4,057,220
Other Current Assets	7,185,958
Total current assets	12,510,202
Non-Current Assets
Long Term Investments	1,299,135
Property, Plant and Equipment	27,379,320
Related Party Receivables
Goodwill & other Intangible assets	5,608,644
Total non-current assets	34,287,100
Total assets	46,797,302
Current Liabilities
Accounts Payable	16,920,104
Other Payables - current	1,464,828
Convertible Notes, net of discount
Other Current Liabilities	4,116,218
Total current liabilities	22,501,149
Non-Current Liabilities
Lease Operating Non-Current Portion	11,002,787
Deferred income - Grant	10,274,954
Total Long-term Liabilities	21,277,741
Total liabilities	43,778,890
Stockholders’ Equity
Preferred stock
Common stock	2,131
Additional paid-in capital	249,202,406
Retained Earnings/ accumulated Deficit	(246,186,125)
Noncontrolling interest
Total equity	3,018,412
Total equity and liabilities	46,797,302
QIND [Member]
Current Assets
Cash and Cash Equivalents	2,492
Inventory
Other Current Assets	2,000,000
Total current assets	2,002,492
Non-Current Assets
Long Term Investments	6,500,000
Property, Plant and Equipment
Related Party Receivables	333,133
Goodwill & other Intangible assets
Total non-current assets	6,833,133
Total assets	8,835,625
Current Liabilities
Accounts Payable	166,577
Other Payables - current	5,379,554
Convertible Notes, net of discount	2,310,109
Other Current Liabilities	235,886
Total current liabilities	8,092,126
Non-Current Liabilities
Total Long-term Liabilities
Total liabilities	8,092,126
Stockholders’ Equity
Preferred stock
Common stock	127,132
Additional paid-in capital	17,248,964
Retained Earnings/ accumulated Deficit	(16,632,597)
Noncontrolling interest
Total equity	743,499
Total equity and liabilities	8,835,625
Pro-forma adjustment Transaction costs [Member]
Current Assets
Cash and Cash Equivalents	(198,688)	[1]
Total current assets	(198,688)
Non-Current Assets
Total non-current assets
Total assets	(198,688)
Current Liabilities
Total current liabilities
Non-Current Liabilities
Total Long-term Liabilities
Total liabilities
Stockholders’ Equity
Retained Earnings/ accumulated Deficit	(198,688)	[1]
Total equity	(198,688)
Total equity and liabilities	(198,688)
Consolidated Pro-Forma 31-Dec-23 [Member]
Current Assets
Cash and Cash Equivalents	1,070,827
Inventory	4,057,220
Other Current Assets	9,185,958
Total current assets	14,314,006
Non-Current Assets
Long Term Investments	7,799,135
Property, Plant and Equipment	27,379,320
Related Party Receivables	333,133
Goodwill & other Intangible assets	20,482,887
Total non-current assets	55,994,476
Total assets	70,308,482
Current Liabilities
Accounts Payable	17,086,681
Other Payables - current	6,844,382
Convertible Notes, net of discount	2,310,109
Other Current Liabilities	4,352,104
Total current liabilities	30,593,275
Non-Current Liabilities
Lease Operating Non-Current Portion	11,002,787
Deferred income - Grant	10,274,954
Total Long-term Liabilities	21,277,741
Total liabilities	51,871,016
Stockholders’ Equity
Preferred stock
Common stock	6,684
Additional paid-in capital	264,587,752
Retained Earnings/ accumulated Deficit	(246,156,969)
Noncontrolling interest
Total equity	18,437,466
Total equity and liabilities	70,308,482
Pro-forma adjustment Share issuance [Member]
Current Assets
Total current assets
Non-Current Assets
Goodwill & other Intangible assets	14,874,243	[2]
Total non-current assets	14,874,243
Total assets	14,874,243
Current Liabilities
Total current liabilities
Non-Current Liabilities
Total Long-term Liabilities
Total liabilities
Stockholders’ Equity
Preferred stock	417	[3]
Common stock	(126,750)	[4]
Additional paid-in capital	(1,859,864)	[5]
Retained Earnings/ accumulated Deficit	16,632,597
Noncontrolling interest	227,844	[6]
Total equity	14,874,243
Total equity and liabilities	14,874,243
Pro-forma adjustment Share conversion [Member]
Stockholders’ Equity
Preferred stock	(417)	[7]
Common stock	4,171	[7]
Additional paid-in capital	(3,754)	[7]
Retained Earnings/ accumulated Deficit	227,844	[8]
Noncontrolling interest	(227,844)	[8]
Total equity
Total equity and liabilities

[1]	To record costs associated with the Acquisition.
[2]	To record purchase price in excess of fair value of net assets acquired, based on a preliminary purchase price allocation.
[3]	To record the issuance of 4,171,328 Series A Convertible Preferred Shares of the Company, at a price per of $0.338. These Preferred Ordinary Shares convert into common shares on a 1-for-10 basis.
[4]	To record the issuance of 3,818,969 Series A Ordinary Shares of the Company, at a price per of $0.338.
[5]	To record the additional paid in capital recorded in the Acquisition.
[6]	To represent the value of QIND that is not directly owned by HTOO at the time the Acquisition closes.
[7]	To account for the conversion of preferred shares into common shares at a 10 for 1 ratio once transaction closing requirements are met, at which point QIND becomes a wholly owned subsidiary of HTOO.
[8]	To account for the additional 30.64% equity value of QIND that has been subsumed into HTOO and is no longer considered non-controlling interest, post transaction closing requirements are met.